7. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2022		Jan. 31, 2021
Equpment, Vehicles and Furniture, starting balance		$ 38,538	[1]	$ 55,211
Additions for the year		(11,604)		(16,673)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance	[1]	26,934		38,538
Automobiles - Value at Cost
Equpment, Vehicles and Furniture, starting balance		62,633		62,633
Additions for the year		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		62,633		62,633
Automobiles - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(25,366)		(9,395)
Additions for the year		(11,181)		(15,971)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(36,547)		(25,366)
Automobiles - Net book value
Equpment, Vehicles and Furniture, starting balance		37,267		53,238
Additions for the year		(11,181)		(15,971)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		26,086		37,267
Office furniture and equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		23,397		23,397
Additions for the year		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		23,397		23,397
Office furniture and equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(22,815)		(22,669)
Additions for the year		(116)		(146)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(22,931)		(22,815)
Office furniture and equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		582		728
Additions for the year		(116)		(146)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		466		582
Computer equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		97,620		97,620
Additions for the year		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		97,620		97,620
Computer equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(96,931)		(96,375)
Additions for the year		(307)		(556)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(97,238)		(96,931)
Computer equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		689		1,245
Additions for the year		(307)		(556)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		$ 382		$ 689

[1]	Note 7